Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	198,310,623.17	15,548
Yield Supplement Overcollateralization Amount 12/31/22	3,821,670.07	0
Receivables Balance 12/31/22	202,132,293.24	15,548
Principal Payments	10,019,256.19	277
Defaulted Receivables	118,168.50	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	3,497,479.99	0
Pool Balance at 01/31/23	188,497,388.56	15,264

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.96%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,873,102.61	160
Past Due 61-90 days	796,236.06	46
Past Due 91-120 days	76,887.90	5
Past Due 121+ days	0.00	0
Total	3,746,226.57	211

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.95%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	92,587.34
Aggregate Net Losses/(Gains) - January 2023	25,581.16
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.15%
Prior Net Losses/(Gains) Ratio	0.75%
Second Prior Net Losses/(Gains) Ratio	0.02%
Third Prior Net Losses/(Gains) Ratio	0.02%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.59%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.27%
Weighted Average Contract Rate, Yield Adjusted	5.93%
Weighted Average Remaining Term	29.90

Flow of Funds	$ Amount
Collections	10,848,817.28
Investment Earnings on Cash Accounts	8,702.39
Servicing Fee	(168,443.58)
Transfer to Collection Account	-
Available Funds	10,689,076.09

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	151,750.13
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	5,628,839.70
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	676,794.02

Total Distributions of Available Funds	10,689,076.09

Servicing Fee	168,443.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	194,126,228.26
Principal Paid	9,813,234.61
Note Balance @ 02/15/23	184,312,993.65

Class A-1
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2a
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2b
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-3
Note Balance @ 01/17/23	79,546,228.26
Principal Paid	9,813,234.61
Note Balance @ 02/15/23	69,732,993.65
Note Factor @ 02/15/23	25.4128986%

Class A-4
Note Balance @ 01/17/23	76,910,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	76,910,000.00
Note Factor @ 02/15/23	100.0000000%

Class B
Note Balance @ 01/17/23	25,110,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	25,110,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	12,560,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	12,560,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	199,047.46
Total Principal Paid	9,813,234.61
Total Paid	10,012,282.07

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	72,917.38
Principal Paid	9,813,234.61
Total Paid to A-3 Holders	9,886,151.99

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2384430
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.7554740
Total Distribution Amount	11.9939170

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2657339
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.7625168
Total A-3 Distribution Amount	36.0282507

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	573.60
Noteholders' Principal Distributable Amount	426.40

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	2,092,197.46
Investment Earnings	7,470.33
Investment Earnings Paid	(7,470.33)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$777,297.30	$1,257,701.00	$1,318,035.08
Number of Extensions	47	76	76
Ratio of extensions to Beginning of Period Receivables Balance	0.38%	0.59%	0.59%